STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

January 15, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Ladies and Gentlemen:

On behalf of BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund"), a series of BNY Mellon Funds Trust, transmitted for filing are definitive proxy materials relating to a special meeting of shareholders of the Fund to be held on February 28, 2013, together with a form of proxy card.  The meeting is being called for the purpose of asking shareholders to approve, with respect to the Fund, (i) the implementation of a "multi-manager" arrangement whereby BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, the Fund's investment adviser (the "Adviser"), under certain circumstances, would be able to hire and replace unaffiliated sub-investment advisers without obtaining shareholder approval and (ii) a Sub-Investment Advisory Agreement between the Adviser and Geneva Capital Management Ltd.

Shareholders of record at the close of business on January 8, 2013 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about January 22, 2013.

The definitive proxy materials are marked to show changes made primarily in response to comments of the staff (the "Staff") of the Securities and Exchange Commission with respect to the preliminary proxy materials that were provided to the undersigned by Karen L. Rossotto of the Staff telephonically on January 11, 2013.

For the convenience of the Staff, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials.

1.
Staff Comment:  Please revise the second sentence of the second paragraph in the Letter to Shareholders to clarify that BNY Mellon Fund Advisers, and not The Dreyfus Corporation, is the Fund's investment adviser.

Response:  We respectfully decline to revise this sentence.  BNY Mellon Fund Advisers is a division of The Dreyfus Corporation.  The manner in which it is defined in the preliminary proxy is the same as that used in the Fund's Annual Report to Shareholders and Prospectus and Statement of Additional Information.

2.
Staff Comment:  In the Proxy Statement, under Proposal 1—"Multi-Manager" Arrangement, first paragraph, please remove the reference to other exemptive orders in the following sentence:  "Certain recent exemptive orders from the SEC also exempt mutual funds and their investment advisers from such requirements to permit them to hire and replace sub-investment advisers that are wholly-owned subsidiaries of the investment adviser or a parent company of the investment adviser."  This reference is not relevant as prior exemptive orders are not precedential.

Response:  The referenced sentence has been deleted and the following sentence has been revised as follows:

The Adviser and the Trust have applied for an exemptive order from the SEC (the "Exemptive Order"), which would replace the 2009 Exemptive Order, to permit the Adviser, subject to certain conditions and approval by the Board, to hire and replace sub-investment advisers that are either unaffiliated or are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser's ultimate parent company, which is BNY Mellon.

3.
Staff Comment:  In the Proxy Statement, under Proposal 1—"Multi-Manager" Arrangement, first paragraph, please add disclosure stating that there is no guarantee that the Exemptive Order will be granted by the SEC.

Response: The following sentence has been added at the end of the referenced paragraph: "In addition, there is no guarantee that the Exemptive Order will be granted by the SEC."

4.
Staff Comment:  In the Proxy Statement, under Proposal 1—"Multi-Manager" Arrangement, last paragraph, please add disclosure stating that even if Proposal 1 is approved by the shareholders of the Fund, shareholder approval would continue to be required for the Adviser to enter into or materially amend a sub-investment advisory agreement with a sub-adviser that is a wholly-owned subsidiary of the Adviser's ultimate parent company, BNY Mellon, until the Exemptive Order is granted by the SEC.

Response:  The following sentence has been added at the end of the referenced paragraph:

In addition, even if Proposal 1 is approved by the shareholders of the Fund, shareholder approval would continue to be required for the Adviser to enter into or materially amend a sub-investment advisory agreement with a sub-adviser that is a wholly-owned subsidiary of the Adviser's ultimate parent company, BNY Mellon, until the Exemptive Order is granted by the SEC.

5.
Staff Comment:  In the Proxy Statement, under Proposal 2—Considerations of the Board, second paragraph, second sentence, please remove the phrase "which included" as it implies that the list of items that follows is all inclusive.

Response:  The referenced sentence has been revised to read as follows:  "In determining whether to approve the Geneva Sub-Advisory Agreement, the Board considered the due diligence materials prepared by the Adviser and other information received in advance of the Board Meeting, which was comprised of…"

We hope the Staff finds the revisions in the proxy materials responsive to the Staff's comments.

Please telephone the undersigned at 212.806.6141, or David Stephens of this office at 212.806.6138, if you have any questions or comments.

Very truly yours,

/s/ Janna Manes
Janna Manes